Leases - Schedule Of Supplemental Cash Flow information Related To Leases (Details)	6 Months Ended
Jun. 30, 2019 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	¥ 17,220,336
Right-of-use assets obtained in exchange for lease obligations:	¥ 39,560,604